Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Property, Plant and Equipment
The carrying amounts of each class of property, plant and equipment were as follows:

	$	$		$
	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$		US$ (Note 4)

Land and land improvements	$13,523,172		$17,570,624		$535,853
Buildings and improvements	100,733,745		121,588,485		3,708,096
Machinery and equipment	126,826,200		137,430,483		4,191,232
Other equipment	3,023,212		3,203,839		97,708
Construction in progress and machinery under installation	20,765,193		32,738,040		998,415

	$264,871,522		$312,531,471		$9,531,304

For the year ended December 31, 2022

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2022	$11,530,540	$152,641,699	$423,488,598	$14,601,044	$16,932,273	$619,194,154
Additions	1,453,816	302,092	1,514,563	137,208	72,392,895	75,800,574
Disposals	(63,446)	(1,129,046)	(7,457,317)	(1,176,897)	(6,271)	(9,832,977)
Reclassification	-	19,150,796	51,716,057	560,828	(71,530,690)	(103,009)
Effect of foreign currency exchange differences	85,983	1,833,158	4,232,801	232,425	285,199	6,669,566

Balance at December 31, 2022	$13,006,893	$172,798,699	$473,494,702	$14,354,608	$18,073,406	$691,728,308

Accumulated depreciation and impairment
Balance at January 1, 2022	$-	$73,367,762	$295,286,082	$10,672,760	$-	$379,326,604
Depreciation expense	-	7,516,917	39,819,816	1,609,023	-	48,945,756
Impairment losses recognized	-	244,719	155,334	5,346	-	405,399
Disposals	-	(1,081,082)	(7,114,817)	(1,138,221)	-	(9,334,120)
Reclassification	-	198,534	365,180	(365,180)	-	198,534
Effect of foreign currency exchange differences	-	928,558	2,853,622	169,337	-	3,951,517

Balance at December 31, 2022	$-	$81,175,408	$331,365,217	$10,953,065	$-	$423,493,690

For the year ended December 31, 2023
(Retrospectively Adjusted)

	Land and Land Improvements	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2023	$13,006,893	$172,798,699	$473,494,702	$14,354,608	$18,073,406	$691,728,308
Additions	424,130	1,866,786	2,308,779	141,158	44,017,796	48,758,649
Disposals	(3,436)	(8,786,519)	(7,912,516)	(1,441,685)	(9,457)	(18,153,613)
Reclassification	142,562	16,398,574	24,044,088	992,109	(41,394,745)	182,588
Acquisitions through business combinations (Note 29)	18,049	150,347	1,159,537	136,687	167,477	1,632,097
Effect of foreign currency exchange differences	(6,585)	(594,470)	(2,395,051)	(88,219)	(89,284)	(3,173,609)

Balance at December 31, 2023	$13,581,613	$181,833,417	$490,699,539	$14,094,658	$20,765,193	$720,974,420

Accumulated depreciation and impairment

Balance at January 1, 2023	$-	$81,175,408	$331,365,217	$10,953,065	$-	$423,493,690
Depreciation expense	17,860	8,896,551	41,403,363	1,481,707	-	51,799,481
Impairment losses recognized	-	134,999	10,802	769	-	146,570
Disposals	(3,436)	(8,771,076)	(7,774,818)	(1,431,696)	-	(17,981,026)
Reclassification	43,725	(35,568)	7,674	35,200	-	51,031
Acquisitions through business combinations (Note 29)	-	24,770	735,808	125,322	-	885,900
Effect of foreign currency exchange differences	292	(325,412)	(1,874,707)	(92,921)	-	(2,292,748)

Balance at December 31, 2023	$58,441	$81,099,672	$363,873,339	$11,071,446	$-	$456,102,898

For the year ended December 31, 2024
	Land and Land Improvements	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2024 (Retrospectively Adjusted)	$13,581,613	$181,833,417	$490,699,539	$14,094,658	$20,765,193	$720,974,420
Additions	3,931,878	6,177,957	2,033,804	239,234	83,824,673	96,207,546
Disposals	(152,357)	(3,250,387)	(10,611,069)	(1,097,340)	(5,396)	(15,116,549)
Reclassification	4,699	23,003,450	48,348,102	1,084,919	(72,457,183)	(16,013)
Acquisitions through business combinations (Note 29)	175,261	1,153,289	7,575,012	660,442	14,817	9,578,821
Effect of foreign currency exchange differences	106,652	3,549,566	4,611,503	334,002	595,936	9,197,659

Balance at December 31, 2024	$17,647,746	$212,467,292	$542,656,891	$15,315,915	$32,738,040	$820,825,884

Accumulated depreciation and impairment

Balance at January 1, 2024 (Retrospectively Adjusted)	$58,441	$81,099,672	$363,873,339	$11,071,446	$-	$456,102,898
Depreciation expense	17,255	10,126,682	41,930,945	1,425,917	-	53,500,799
Impairment losses recognized	-	16,472	32,455	276	84,677	133,880
Disposals	-	(2,994,916)	(10,352,348)	(1,090,547)	-	(14,437,811)
Reclassification	-	14,145	(2,892)	1,463	(84,677)	(71,961)
Acquisitions through business combinations (Note 29)	-	955,951	6,918,742	362,687	-	8,237,380
Effect of foreign currency exchange differences	1,426	1,660,801	2,826,167	340,834	-	4,829,228

Balance at December 31, 2024	$77,122	$90,878,807	$405,226,408	$12,112,076	$-	$508,294,413

	Land and Land Improvements	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2024 (Retrospectively Adjusted)	$414,200	$5,545,393	$14,964,914	$429,846	$633,278	$21,987,631
Additions	119,911	188,410	62,025	7,296	2,556,410	2,934,052
Disposals	(4,646)	(99,127)	(323,607)	(33,466)	(165)	(461,011)
Reclassification	143	701,539	1,474,477	33,087	(2,209,734)	(488)
Acquisitions through business combinations (Note 29)	5,345	35,171	231,016	20,142	452	292,126
Effect of foreign currency exchange differences	3,252	108,251	140,638	10,186	18,174	280,501

Balance at December 31, 2024	$538,205	$6,479,637	$16,549,463	$467,091	$998,415	$25,032,811

Accumulated depreciation and impairment

Balance at January 1, 2024 (Retrospectively Adjusted)	$1,782	$2,473,305	$11,097,083	$337,647	$-	$13,909,817
Depreciation expense	526	308,835	1,278,772	43,486	-	1,631,619
Impairment losses recognized	-	502	990	9	2,582	4,083
Disposals	-	(91,336)	(315,717)	(33,259)	-	(440,312)
Reclassification	-	431	(88)	45	(2,582)	(2,194)
Acquisitions through business combinations (Note 29)	-	29,154	211,002	11,061	-	251,217
Effect of foreign currency exchange differences	44	50,650	86,189	10,394	-	147,277

Balance at December 31, 2024	$2,352	$2,771,541	$12,358,231	$369,383	$-	$15,501,507

Summary of Property, Plant and Equipment Useful Lives
Each class of property, plant and equipment was depreciated on a straight-line basis over the following useful lives:

Land improvements	7-30 years
Buildings and improvements
Main plant buildings	10-55 years
Cleanrooms	10-20 years
Others	3-24 years
Machinery and equipment	2-15 years
Other equipment	2-25 years